Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 14,247	$ 13,173	$ 10,907
Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	13,050	11,295
Bad debt provision	11,353	10,821
Write-offs	(13,413)	(9,940)
Other/Contractual adjustments	1,168	874
Ending Balance	12,158	13,050	11,295
Medicare [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	4,814	3,875
Bad debt provision	286	1,901
Write-offs	(1,863)	(1,452)
Other/Contractual adjustments	562	490
Ending Balance	3,799	4,814	3,875
Medicaid [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	5,899	5,194
Bad debt provision	8,096	4,902
Write-offs	(8,089)	(4,342)
Other/Contractual adjustments	93	145
Ending Balance	5,999	5,899	5,194
Commercial [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,037	2,204
Bad debt provision	2,969	2,026
Write-offs	(2,819)	(2,877)
Other/Contractual adjustments	687	684
Ending Balance	2,874	2,037	2,204
Other [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	300	22
Bad debt provision	2	1,992
Write-offs	(642)	(1,269)
Other/Contractual adjustments	(174)	(445)
Ending Balance	$ (514)	$ 300	$ 22